Share Capital (Details) - Schedule of Issued and Fully Paid Ordinary Shares - Issued and fully paid ordinary shares [Member] - MYR (RM)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Issued and fully paid ordinary shares
At the beginning of the period/year, number of shares	26,437,500	10,000,000
At the beginning of the period/year, amount	RM 23,308,795	RM 4,416
Issuance of shares, number of shares		16,437,500
Issuance of shares, amount		RM 23,304,379
As at end of the period/year, number of shares	26,437,500	26,437,500
As at end of the period/year, amount	RM 23,308,795	RM 23,308,795